Shareholder Fees {- Fidelity U.S. Low Volatility Equity Fund}	Jun. 29, 2021 USD ($)
04.30 Fidelity U.S. Low Volatility Equity Fund PRO-03 | Fidelity U.S. Low Volatility Equity Fund
Shareholder Fees:
(fees paid directly from your investment)	none